Principal Accounting Policies (Other Income) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Financial subsidies	72,791,093	64,016,045	53,951,319
Foreign exchange gains	34,879,388	34,142,139	849,075
Reimbursement from depository	8,080,557	0	4,380,180
Others	1,872,687	967,332	1,620,706
Total	117,623,725	99,125,516	60,801,280